S000002875 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.82%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	17.72%	14.28%	14.63%
Class II
Prospectus [Line Items]
Average Annual Return, Percent	17.53%	14.11%	14.46%
Class III
Prospectus [Line Items]
Average Annual Return, Percent	17.42%	14.00%	14.34%